SHAREHOLDERS' EQUITY (Details 3) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accumulated other comprehensive income (loss) components which were reclassified to the Consolidated Statement of Income
Gain on sale of investment securities				$ 21,352							$ 21,352	$ 45,234	$ 162,121
General and administrative	$ (34,902)			(34,431)						$ (67,809)	(66,674)	(135,139)	(126,250)	$ (107,307)
Income tax provision	(77,769)			(100,838)						(206,569)	(190,601)	(387,548)	(392,844)	(328,971)
Net income	149,537	$ 168,688	$ 192,279	174,570	$ 173,182	$ 159,797	$ 266,159	$ 151,080	$ 159,603	352,579	347,752	708,719	$ 736,639	$ 581,045
Reclassification out of AOCI
Accumulated other comprehensive income (loss) components which were reclassified to the Consolidated Statement of Income
Net income	(197)			12,739						(393)	12,592	(30,398)
Reclassification out of AOCI | Unrecognized appreciation on securities
Accumulated other comprehensive income (loss) components which were reclassified to the Consolidated Statement of Income
Gain on sale of investment securities				21,352							21,352	(45,234)
Income tax provision				(8,468)							(8,468)	17,497
Net income				12,884							12,884	(27,737)
Reclassification out of AOCI | Unrecognized actuarial loss
Accumulated other comprehensive income (loss) components which were reclassified to the Consolidated Statement of Income
General and administrative	(309)			(229)						(618)	(458)	(4,196)
Income tax provision	112			84						225	166	1,535
Net income	$ (197)			$ (145)						$ (393)	$ (292)	$ (2,661)